Harbor Large Cap Value Fund
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Large Cap Value Fund		Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.12%	0.04%	0.12%	0.24%
Total Annual Fund Operating Expenses		0.72%	0.64%	0.97%	1.09%
Expense Reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1]	0.68%	0.60%	0.93%	1.05%
[1]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.68%, 0.60%, 0.93%, and 1.05% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 28, 2019. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Large Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	69	226	397	891
Retirement Class	61	201	353	795
Administrative Class	95	305	532	1,186
Investor Class	107	343	597	1,325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 16%.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2017, the range of the Index was $654 million to $489 billion, but it is expected to change frequently.

The Subadviser employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Subadviser focuses on those companies that it believes are higher quality businesses that are undervalued by the market relative to what the Subadviser believes to be their fair value.

The Subadviser seeks to identify higher quality companies by focusing on the following attributes:

  Attractive business fundamentals
  Strong financials
  Experienced, motivated company management
  High and/or consistently improving market position, return on invested capital and operating margins

The Subadviser then assesses the attractiveness of the valuations of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios and break-up values, among others.

The Subadviser looks for potential catalysts for the company's business that could help unlock what the Subadviser believes is the company's true value, including:

  Productive use of strong free cash flow
  Restructuring and/or productivity gains
  Change in management or control
  Innovative, competitively superior products
  Accretive acquisitions or divestitures

Under normal market conditions, the Fund expects to invest in approximately 35 to 45 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of large cap equity securities. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

The Subadviser may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Limited Number of Holdings Risk: Because the Fund typically invests in approximately 35 to 45 companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	14.41%	Q2 2009
Worst Quarter	-21.19%	Q4 2008

Average Annual Total Returns — As of December 31, 2017
Average Annual Total Returns - Harbor Large Cap Value Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		22.31%	16.21%	8.14%	10.28%	Dec. 29, 1987
Institutional Class | After Taxes on Distributions		21.28%	14.97%	7.40%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		13.45%	12.84%	6.47%
Retirement Class	[1]	22.39%	16.24%	8.15%	10.29%	Mar. 01, 2016
Administrative Class		21.94%	15.89%	7.86%	9.59%	Nov. 01, 2002
Investor Class		21.86%	15.79%	7.74%	9.42%	Nov. 01, 2002
Russell 1000® Value (reflects no deduction for fees, expenses or taxes)	[2]	13.66%	14.04%	7.10%	10.85%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.